Note 10 - Options and Warrants to Purchase Common Stock (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 03, 2014	Aug. 31, 2013	Dec. 22, 2011	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2012
Note 10 - Options and Warrants to Purchase Common Stock (Details) [Line Items]
Warrants Issued (in Shares)			5,000,000		0	0
Stock Issued During Period, Shares, New Issues (in Shares)			10,000,000	3,756,757
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.93	$ 2.00	$ 1.97	$ 1.01
Proceeds from Issuance of Common Stock				$ 5,560,000		$ 5,560,000	$ 1,625,000
Class of Warrant or Right, Exercise Price Adjustment (in Dollars per share)		$ 0.04		$ 0.03
Proceeds from Convertible Debt		10,500,000			12,499,998	10,500,000
Mandatorily Convertible PIK Notes, Interest Rate		10.00%
Warrants Cancelled During Period, Writeoff to Derivative Liability and Equity	120,000
Unrealized Gain (Loss) on Derivatives					830,000	995,000	630,000
Intrinsic Value of Outstanding Warrants					0
Allocated Share-based Compensation Expense							210,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					1,175,000	760,867
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)					$ 0.84	$ 1.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 0.43	$ 0.64	$ 1.33
Employee Stock Option [Member]
Note 10 - Options and Warrants to Purchase Common Stock (Details) [Line Items]
Allocated Share-based Compensation Expense					865,716	4,707,381	2,314,154
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					220,748
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 474,645
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 310 days
LTIP [Member]
Note 10 - Options and Warrants to Purchase Common Stock (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)								8,900,000